PERSONNEL EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfPersonnelExpensesLineItems [Line Items]
Personnel expenses	$ (411.1)	$ (371.3)	$ (337.4)
Full time equivalents	9,372	8,894	8,485
Salaries and wages
DisclosureOfPersonnelExpensesLineItems [Line Items]
Personnel expenses	$ (329.6)	$ (298.4)	$ (270.3)
Social security expenses
DisclosureOfPersonnelExpensesLineItems [Line Items]
Personnel expenses	(46.1)	(43.0)	(38.5)
Retirement benefits
DisclosureOfPersonnelExpensesLineItems [Line Items]
Personnel expenses	(0.7)	(0.8)	(0.6)
Other personnel expenses
DisclosureOfPersonnelExpensesLineItems [Line Items]
Personnel expenses	$ (34.7)	$ (29.1)	$ (28.0)